Distribution Date:	09/14/26	CFCRE 2016-C6 Mortgage Trust
Determination Date:	09/08/26
Next Distribution Date:	10/13/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	95,131,848.03	16,706,090.24	255,032.63	26,722.31	0.00	16,987,845.18	78,425,757.79	74.60%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	55.47%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	42.71%	17.50%
C	12532ABC2	4.009587%	37,408,000.00	37,408,000.00	0.00	124,992.20	0.00	0.00	124,992.20	37,408,000.00	30.60%	12.75%
D	12532AAA7	4.009587%	42,331,000.00	42,331,000.00	0.00	120,926.68	0.00	0.00	120,926.68	42,331,000.00	16.89%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	0.00	0.00	0.00	0.00	19,689,000.00	10.51%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	0.00	0.00	0.00	0.00	7,875,000.00	7.96%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	24,577,202.45	0.00	0.00	0.00	0.00	0.00	24,577,202.45	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	325,455,050.48	16,706,090.24	798,150.88	26,722.31	0.00	17,530,963.43	308,748,960.24

X-A	12532ABD0	0.792587%	551,281,000.00	95,131,848.03	0.00	62,833.56	8,996.04	0.00	71,829.60	78,425,757.79
X-B	12532ABE8	0.386788%	98,443,000.00	98,443,000.00	0.00	31,730.45	0.00	0.00	31,730.45	98,443,000.00
X-E	12532AAL3	1.153587%	19,689,000.00	19,689,000.00	0.00	18,927.48	0.00	0.00	18,927.48	19,689,000.00
X-F	12532AAN9	1.153587%	7,875,000.00	7,875,000.00	0.00	7,570.42	0.00	0.00	7,570.42	7,875,000.00
X-G	12532AAQ2	1.153587%	30,517,880.00	24,577,202.45	0.00	23,626.62	0.00	0.00	23,626.62	24,577,202.45
Notional SubTotal			707,805,880.00	245,716,050.48	0.00	144,688.53	8,996.04	0.00	153,684.57	229,009,960.24

Deal Distribution Total					16,706,090.24	942,839.41	35,718.35	0.00	17,684,648.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532AAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12532AAZ2	356.14166035	62.54198609	0.95475644	0.00000000	0.00000000	0.10003935	0.00000000	63.59678187	293.59967426
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.34132271	0.00000000	0.00000000	0.00000000	0.00000000	3.34132271	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	2.85669320	0.48462947	1.38977322	0.00000000	0.00000000	2.85669320	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	0.00000000	2.38000000	11.90000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	0.00000000	2.38000000	11.90000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12532AAG4	805.33780361	0.00000000	0.00000000	1.91670391	25.65145908	0.00000000	0.00000000	0.00000000	805.33780361
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	172.56507667	0.00000000	0.11397737	0.00000000	0.00000000	0.01631843	0.00000000	0.13029580	142.26094821
X-B	12532ABE8	1,000.00000000	0.00000000	0.32232307	0.00000000	0.00000000	0.00000000	0.00000000	0.32232307	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	0.96132257	0.00000000	0.00000000	0.00000000	0.00000000	0.96132257	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	0.96132317	0.00000000	0.00000000	0.00000000	0.00000000	0.96132317	1,000.00000000
X-G	12532AAQ2	805.33780361	0.00000000	0.77418943	0.00000000	0.00000000	0.00000000	0.00000000	0.77418943	805.33780361

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/26 - 08/30/26	30	0.00	255,032.63	0.00	255,032.63	0.00	0.00	0.00	255,032.63	0.00
X-A	08/01/26 - 08/30/26	30	0.00	62,833.56	0.00	62,833.56	0.00	0.00	0.00	62,833.56	0.00
X-B	08/01/26 - 08/30/26	30	0.00	31,730.45	0.00	31,730.45	0.00	0.00	0.00	31,730.45	0.00
X-E	08/01/26 - 08/30/26	30	0.00	18,927.48	0.00	18,927.48	0.00	0.00	0.00	18,927.48	0.00
X-F	08/01/26 - 08/30/26	30	0.00	7,570.42	0.00	7,570.42	0.00	0.00	0.00	7,570.42	0.00
X-G	08/01/26 - 08/30/26	30	0.00	23,626.62	0.00	23,626.62	0.00	0.00	0.00	23,626.62	0.00
A-M	08/01/26 - 08/30/26	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	08/01/26 - 08/30/26	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	08/01/26 - 08/30/26	30	0.00	124,992.20	0.00	124,992.20	0.00	0.00	0.00	124,992.20	0.00
D	08/01/26 - 08/30/26	30	38,315.64	141,441.53	0.00	141,441.53	20,514.85	0.00	0.00	120,926.68	58,830.49
E	08/01/26 - 08/30/26	30	187,439.28	46,859.82	0.00	46,859.82	46,859.82	0.00	0.00	0.00	234,299.10
F	08/01/26 - 08/30/26	30	74,970.00	18,742.50	0.00	18,742.50	18,742.50	0.00	0.00	0.00	93,712.50
G	08/01/26 - 08/30/26	30	724,334.41	58,493.74	0.00	58,493.74	58,493.74	0.00	0.00	0.00	782,828.15
Totals			1,025,059.33	1,087,450.32	0.00	1,087,450.32	144,610.91	0.00	0.00	942,839.41	1,169,670.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	17,684,648.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,104,775.20	Master Servicing Fee	4,584.32
Interest Reductions due to Nonrecoverability Determination	(96,785.38)	Certificate Administrator Fee	1,845.53
Interest Adjustments	(8,817.14)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	140.13
ARD Interest	0.00	Operating Advisor Fee	1,111.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	89.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	999,172.68	Total Fees	8,061.25

Principal		Expenses/Reimbursements
Scheduled Principal	5,617,312.81	Reimbursement for Interest on Advances	(5.55)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,898,165.77	Special Servicing Fees (Monthly)	48,277.59
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,190,611.66	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,706,090.24	Total Expenses/Reimbursements	48,272.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	35,718.35	Interest Distribution	942,839.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,706,090.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	35,718.35
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	35,718.35	Total Payments to Certificateholders and Others	17,684,648.00
Total Funds Collected	17,740,981.27	Total Funds Distributed	17,740,981.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	325,455,050.48	325,455,050.48	Beginning Certificate Balance	325,455,050.48
(-) Scheduled Principal Collections	5,617,312.81	5,617,312.81	(-) Principal Distributions	16,706,090.24
(-) Unscheduled Principal Collections	11,088,777.43	11,088,777.43	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	308,748,960.24	308,748,960.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	325,591,418.17	325,591,418.17	Ending Certificate Balance	308,748,960.24
Ending Actual Collateral Balance	308,795,454.90	308,795,454.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	4	25,784,415.41	8.35%	1	4.3961	1.518419	1.39 or less	5	159,537,094.13	51.67%	1	4.2358	0.860902
10,000,000 to 19,999,999		3	32,223,462.10	10.44%	(4)	4.3734	1.477131	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		1	20,741,082.73	6.72%	(4)	5.4190	0.467100	1.45 to 1.54	2	17,372,639.09	5.63%	(5)	4.7586	1.492773
	30,000,000 or greater	5	230,000,000.00	74.49%	2	3.6239	2.185591	1.55 to 1.99	2	10,839,227.02	3.51%	2	4.7845	1.826398
	Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489	2.00 to 2.49	1	40,000,000.00	12.96%	2	3.5870	2.072100
								2.50 or greater	3	81,000,000.00	26.23%	2	3.0418	4.113136
								Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	68,070,721.03	22.05%	0	4.2518	1.568522
							Lodging	1	20,741,082.73	6.72%	(4)	5.4190	0.467100
Georgia	1	8,045,188.39	2.61%	2	4.5125	1.109500
							Mixed Use	1	60,000,000.00	19.43%	2	4.6310	0.961300
New Jersey	10	1,671,500.65	0.54%	(7)	4.3000	0.243100
							Office	4	93,027,416.20	30.13%	1	3.7870	1.066174
New Mexico	1	3,509,588.72	1.14%	2	5.2180	1.595200
							Other	58	10,750,823.02	3.48%	(7)	4.3000	0.243100
New York	1	6,900,000.00	2.23%	0	3.6500	1.511400
							Retail	4	124,229,638.30	40.24%	2	3.3115	3.288128
North Carolina	1	88,698.11	0.03%	(7)	4.3000	0.243100
							Totals	68	308,748,960.24	100.00%	1	3.8872	1.940489
Pennsylvania	11	1,867,248.21	0.60%	(7)	4.3000	0.243100

Texas	1	10,472,639.09	3.39%	(8)	5.4890	1.480500

Virginia	37	77,123,376.04	24.98%	1	3.1094	3.924928

Washington	2	131,000,000.00	42.43%	2	3.9546	0.968183

Totals	68	308,748,960.24	100.00%	1	3.8872	1.940489

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.7499% or less	6	187,900,000.00	60.86%	2	3.2892	2.580717	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	4	86,125,649.70	27.90%	1	4.5740	0.968537	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	1	3,509,588.72	1.14%	2	5.2180	1.595200	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	2	31,213,721.82	10.11%	(5)	5.4425	0.807110	49 months or greater	13	308,748,960.24	100.00%	1	3.8872	1.940489
	Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489	Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	117 months or less	13	308,748,960.24	100.00%	1	3.8872	1.940489	Interest Only	8	258,650,823.01	83.77%	2	3.6424	2.107893
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	50,098,137.23	16.23%	(3)	5.1508	1.076203
	Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	41,000,000.00	13.28%	2	3.0941	3.931220	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	267,748,960.24	86.72%	1	4.0086	1.635651	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	308,748,960.24	100.00%	1	3.8872	1.940489
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	09/06/26
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	09/06/26
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	09/01/26
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	09/01/26
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	08/06/26
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	08/01/26
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	0.00	0.00	0.00	N/A	05/06/26	--	20,741,082.73	20,741,082.73	06/06/26
14	407000623	98	Various	Various	Actual/360	4.300%	35,399.34	1,190,611.66	0.00	N/A	02/06/26	--	11,941,434.67	10,750,823.01	08/06/26
21	407000609	OF	Sherman	TX	Actual/360	5.489%	49,607.36	22,632.00	0.00	N/A	01/06/26	--	10,495,271.09	10,472,639.09	08/06/26
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	42,420.31	9,919,914.93	0.00	N/A	11/06/26	--	9,919,914.93	0.00	09/06/26
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	31,335.14	18,900.26	0.00	N/A	11/01/26	--	8,064,088.65	8,045,188.39	09/01/26
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	28,955.58	17,058.79	0.00	N/A	11/06/26	--	7,346,697.09	7,329,638.30	09/06/26
30	303161084	LO	Brea	CA	Actual/360	5.080%	24,188.71	5,529,550.58	0.00	N/A	09/01/26	--	5,529,550.58	0.00	09/01/26
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	06/06/26
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	15,802.91	7,422.02	0.00	N/A	11/06/26	--	3,517,010.74	3,509,588.72	09/06/26
Totals							999,172.68	16,706,090.24	0.00				325,455,050.48	308,748,960.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,229,350.32	1,704,072.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	38,366,444.44	19,708,073.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,892,772.57	1,364,964.13	01/01/26	06/30/26	--	0.00	0.00	238,105.83	238,105.83	0.00	0.00
5	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	123,380.00	123,380.00	0.00	0.00
7	2,587,113.00	590,076.00	01/01/26	03/31/26	09/08/26	1,300,860.65	0.00	(753.71)	140,246.27	0.00	0.00
14	1,167,621.00	0.00	--	--	06/08/26	0.00	0.00	43,959.41	43,959.41	0.00	0.00
21	1,462,979.00	355,907.65	01/01/26	03/31/26	05/06/26	0.00	0.00	72,013.42	72,013.42	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	840,061.51	203,378.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,171,857.89	563,166.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	733,859.62	769,345.25	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	386,225.26	0.00	--	--	05/06/26	497,084.91	1,799.90	21,190.00	63,083.25	0.00	0.00
39	490,615.34	483,323.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	83,801,005.64	32,029,805.36				1,797,945.56	1,799.90	497,894.95	680,788.18	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	407000623	1,190,611.66	Curtailment w/ yield maintenance	0.00	35,718.35
22	407004680	9,898,165.77	Payoff Prior to Maturity	0.00	0.00
Totals		11,088,777.43		0.00	35,718.35
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/14/26	0	0.00	0	0.00	0	0.00	1	10,472,639.09	0	0.00	0	0.00	1	1,190,611.66	1	9,898,165.77	3.887192%	3.687494%	1
08/12/26	1	6,900,000.00	0	0.00	0	0.00	1	10,495,271.09	0	0.00	0	0.00	0	0.00	3	14,469,544.42	3.942064%	3.751058%	2
07/10/26	0	0.00	0	0.00	0	0.00	1	10,517,796.62	0	0.00	0	0.00	0	0.00	8	98,860,064.13	4.019716%	3.869005%	3
06/12/26	1	60,000,000.00	0	0.00	0	0.00	1	10,541,815.96	0	0.00	0	0.00	0	0.00	1	3,616,247.75	4.273308%	4.156604%	4
05/12/26	0	0.00	0	0.00	0	0.00	1	10,564,122.53	0	0.00	0	0.00	0	0.00	7	86,652,357.43	4.273268%	4.157334%	5
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	590,611.66	1	12,831,652.77	4.311373%	4.206911%	5
03/12/26	2	71,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.338633%	4.236187%	6
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.339326%	4.261391%	7
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	8,924,379.14	4.182140%	4.110824%	8
12/12/25	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.191208%	4.123038%	9
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,850,071.12	0	0.00	4.191915%	4.126862%	10
10/10/25	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193167%	4.153644%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306851004	08/06/26	0	B	238,105.83	238,105.83	0.00	60,000,000.00	03/06/26	4
5	303161091	08/01/26	0	B	123,380.00	123,380.00	0.00	40,000,000.00	07/29/26	13
7	407004633	06/06/26	2	5	(753.71)	140,246.27	17,009.95	20,787,887.44	12/18/25	5
14	407000623	08/06/26	0	5	43,959.41	43,959.41	0.00	10,750,823.01	11/17/25	4
21	407000609	08/06/26	0	5	72,013.42	72,013.42	0.00	10,472,329.04	11/24/25	13		04/27/26
32	306851032	06/06/26	2	5	21,190.00	63,083.25	15,527.90	6,900,000.00	09/10/19	9
Totals					497,894.95	680,788.18	32,537.85	148,911,039.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		48,864,545	0	38,391,906		10,472,639
0 - 6 Months		188,884,415	188,884,415	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		71,000,000	71,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	308,748,960	281,107,878	0	27,641,083	0	0
Aug-26	325,455,050	275,377,262	17,395,271	11,941,435	20,741,083	0
Jul-26	352,113,088	296,859,800	0	34,512,205	20,741,083	0
Jun-26	507,072,882	403,801,744	60,000,000	0	43,271,138	0
May-26	511,148,890	467,811,973	0	0	43,336,917	0
Apr-26	598,486,679	586,545,244	0	0	11,941,435	0
Mar-26	612,593,501	518,451,434	71,000,000	0	23,142,067	0
Feb-26	613,401,279	590,232,384	0	0	23,168,895	0
Jan-26	684,079,614	673,420,906	0	0	10,658,708	0
Dec-25	693,697,586	686,797,586	6,900,000	0	0	0
Nov-25	694,431,789	694,431,789	0	0	0	0
Oct-25	698,969,503	692,069,503	0	6,900,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	407004657	60,000,000.00	60,000,000.00	202,000,000.00	09/20/16	1,682,646.66	0.97400	06/30/26	11/06/28	I/O
1A	407004659	11,000,000.00	11,000,000.00	202,000,000.00	09/20/16	1,444,495.68	2.68000	--	11/06/28	I/O
4	306851004	60,000,000.00	60,000,000.00	107,000,000.00	09/09/16	1,350,480.13	0.96130	06/30/26	11/06/26	I/O
5	303161091	40,000,000.00	40,000,000.00	565,000,000.00	08/24/16	6,039,176.29	2.07210	03/31/26	11/01/26	I/O
7	407004633	20,741,082.73	20,787,887.44	45,500,000.00	08/19/26	421,906.00	0.46710	03/31/26	05/06/26	235
14	407000623	10,750,823.01	10,750,823.01	145,500,000.00	01/21/26	1,167,621.00	0.24310	12/31/25	02/06/26	I/O
21	407000609	10,472,639.09	10,472,329.04	10,100,000.00	04/01/26	320,867.40	1.48050	03/31/26	01/06/26	231
32	306851032	6,900,000.00	6,900,000.00	6,800,000.00	04/20/26	385,413.26	1.51140	12/31/25	09/06/26	I/O
Totals		219,864,544.83	219,911,039.49	1,283,900,000.00		12,812,606.42

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	407004657	OF	WA	10/09/25	13

The Borrower submitted a new lease to backfill two floors on 8/28/26. The Special Servicer will evaluate the economics of the lease and seek approval if appropriate. The Loan payments remain current through the August 2026 payment.

1A	407004659	Various	Various	10/09/25	13

The Borrower submitted a new lease to backfill two floors on 8/28/26. The Special Servicer will evaluate the economics of the lease and seek approval if appropriate. The Loan payments remain current through the August 2026 payment.

4	306851004	MU	WA	03/06/26	4

The Loan matures on 11/6/2026. The Borrower has submitted a formal proposal requesting a maturity extension. Negotiations towards a loan maturity extension remain ongoing. Special Servicer has requested copies of the various parking

	garage management prop osals obtained by Borrower as part of the underwriting process.

5	303161091	RT	CA	07/29/26	13

The Loan transferred to Special Servicing on 7/29/2026 due to imminent monetary default. The collateral is Fresno Fashion Fair Mall, a regional mall in Fresno, CA. The Special Servicer has engaged counsel and is finalizing a Pre-Negotiation

	Letter Agreeme nt with the Borrower's representative and the Loan's sponsor, Macerich.

7	407004633	LO	CA	12/18/25	5
	Lender is pursuing a non-judicial foreclosure via Notice of Default. Property is 89% occupied with a RevPAR index of 125.80 as of July 2026.

14	407000623	98	Various	11/17/25	4
	The Debt service payments remain current. The Special Servicer received approval to enter into a forbearance agreement and is finalizing terms with the Borrower prior to execution.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	407000609	OF	TX	11/24/25	13
Property sale is now expected to close on 9/23/2026. On 8/21/2026, Borrower sent in a deposit of $50k in exchange for Special Servicer pushing the foreclosure back to 10/2026.

32	306851032	RT	NY	09/10/19	9
Borrower has confirmed intention to payoff in full on or before the 9/6/26 maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
7	407004633	0.00	5.41900%	0.00	5.41900%	10	06/08/20	06/06/20	06/02/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
17	306851017	0.00	5.58400%	0.00	5.58400%	10	08/06/20	07/06/20	06/19/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
33	306851033	0.00	4.66300%	0.00	4.66300%	10	08/06/20	08/06/20	07/27/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
37	407004651	0.00	4.98000%	0.00	4.98000%	10	09/08/20	09/06/20	08/20/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161090 04/12/21	10,331,598.78	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	19,602.43	3,710,020.61	50.40%
36	407004683 04/12/23	4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	3,262.62	2,230,657.32	37.17%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,203,318.33	39,500,000.00	6,779,970.89	871,794.32	6,779,970.89	5,908,176.57	5,963,542.98	0.00	22,865.05	5,940,677.93

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161090	04/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	407004660	07/12/23	0.00	0.00	3,710,020.61	0.00	0.00	(2,732.40)	0.00	0.00	3,710,020.61
		08/12/22	0.00	0.00	3,712,753.01	0.00	0.00	(210.75)	0.00	0.00
		08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
36	407004683	01/12/24	0.00	0.00	2,230,657.32	0.00	0.00	(3,262.62)	0.00	0.00	2,230,657.32
		04/12/23	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93	0.00	0.00	5,940,677.93

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,284.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.96	0.00	0.00	0.00
4	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	15.75	0.00	0.00	0.00
5	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	4,465.09	0.00	0.00	0.00	0.00	96,785.38	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(27.26)	0.00	0.00	0.00
Total	0.00	0.00	48,277.59	0.00	0.00	0.00	0.00	96,785.38	(5.55)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		145,057.42

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26